Note 1 - Summary of Significant Accounting Policies (Details Textual)						3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 18, 2023 shares	Sep. 29, 2023 USD ($) shares	Aug. 09, 2023 USD ($)	Aug. 02, 2023 USD ($) shares	Mar. 16, 2023	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Mar. 17, 2023
Number of Operating Segments					2			1			2
Operating Income (Loss)						$ (516,845)	$ (1,130,118)	$ (978,459)	$ (4,406,450)		$ (18,777,608)	$ (2,627,149)
Tellenger Working Capital						537,375		537,375			329,771
Cash and Cash Equivalents, at Carrying Value						$ 877,198		877,198			731,081	4,931,302
Net Cash Provided by (Used in) Operating Activities								(2,713,436)	(5,100,233)		(6,013,961)	(735,015)
Proceeds from Issuance of Common Stock								347,108	1,887,000		$ 1,887,000	$ 13,294,554
Proceeds from Sale of Equity Investment and Related Assets								(1,400,000)	(0)
Repayments of Lines of Credit								$ 500,000	$ (0)
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares						$ 0.001		$ 0.001			$ 0.001	$ 0.001
Common Stock, Shares, Outstanding (in shares) | shares						1,980,986		1,980,986			1,916,555
Product Concentration Risk [Member] | Revenue Benchmark [Member] | Prime Contracts with U.S. Government Agencies [Member]
Concentration Risk, Percentage						8.30%	11.40%	9.10%	28.60%		31.30%	31.70%
Product Concentration Risk [Member] | Revenue Benchmark [Member] | Subcontracts under Federal Procurements [Member]
Concentration Risk, Percentage						90.60%	82.80%	89.30%	67.80%		65.40%	66.40%
Product Concentration Risk [Member] | Revenue Benchmark [Member] | Subcontracts under Federal Procurements, Contract One [Member]
Concentration Risk, Percentage						29.30%	30.90%	30.30%	27.40%		26.00%	33.20%
Product Concentration Risk [Member] | Revenue Benchmark [Member] | Subcontracts under Federal Procurements, Contract Two [Member]
Concentration Risk, Percentage						19.90%	21.30%	21.10%	16.50%		15.80%	10.00%
Product Concentration Risk [Member] | Revenue Benchmark [Member] | Subcontracts under Federal Procurements, Contract Three [Member]
Concentration Risk, Percentage						18.60%	13.00%	16.60%	10.50%		10.30%	9.60%
Product Concentration Risk [Member] | Revenue Benchmark [Member] | Multiple Subcontracts [Member]
Concentration Risk, Percentage						56.60%	49.90%	54.50%	41.40%		39.90%	28.70%
Number of Major Contracts						1	1	1	1		1	1
Supplier Concentration Risk [Member] | Revenue Benchmark [Member]
Number of Major Suppliers									1		1
Supplier Concentration Risk [Member] | Revenue Benchmark [Member] | One Supplier [Member]
Concentration Risk, Percentage							9.70%		11.80%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Prime Contracts with U.S. Government Agencies [Member]
Number of Major Customers									2
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Subcontracts under Federal Procurements [Member]
Concentration Risk, Percentage									66.80%
Number of Major Customers								2	1
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Subcontracts under Federal Procurements, Contract One [Member]
Concentration Risk, Percentage								42.20%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Subcontracts under Federal Procurements, Contract Two [Member]
Concentration Risk, Percentage								17.20%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Multiple Subcontracts [Member]
Concentration Risk, Percentage								69.80%
Number of Major Customers								1
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Prime Contracts with U.S. Government Agencies, Contract One [Member]
Concentration Risk, Percentage									46.50%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Prime Contracts with U.S. Government Agencies, Contract Two [Member]
Concentration Risk, Percentage									13.60%
Reverse Stock Split [Member] | Subsequent Event [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	10
Common Stock, Shares, Outstanding (in shares) | shares	19,809,834
Before Stock Split [Member] | Subsequent Event [Member]
Common Stock, Shares, Outstanding (in shares) | shares	1,980,983
Chairman and CEO [Member]
Proceeds from Issuance of Common Stock		$ 175,000
Stock Issued During Period, Shares, New Issues (in shares) | shares		35,000
Summit Community Bank [Member]
Repayments of Lines of Credit			$ 500,000
Line of Credit Facility, Remaining Borrowing Capacity			0
GMDC [Member]
Proceeds from Sale of Equity Investment and Related Assets			1,400,000
Equity Method Investment, Ownership Percentage													24.90%
Proceeds from Sale of Equity Method Investments			400,000
Gain (Loss) on Disposition of Stock in Subsidiary or Equity Method Investee			$ 64,525
Equity Method Investments						$ 0		$ 0
Common Stock Purchase Agreement [Member]
Proceeds from Issuance of Common Stock				$ 118,655
Stock Issued During Period, Shares, New Issues (in shares) | shares				20,000
Minimum [Member] | Product Concentration Risk [Member] | Revenue Benchmark [Member] | Subcontracts under Federal Procurements [Member]
Contract With Customer, Term						1		1
Minimum [Member] | Forecast [Member]
Net Cash Provided by (Used in) Operating Activities										$ 1,000,000
Maximum [Member] | Product Concentration Risk [Member] | Revenue Benchmark [Member] | Subcontracts under Federal Procurements [Member]
Contract With Customer, Term						5		5
Maximum [Member] | Forecast [Member]
Net Cash Provided by (Used in) Operating Activities										$ 1,500,000
Gray Matters [Member]
Disposal Group, Including Discontinued Operation, Percentage of Equity Sold													75.10%